Financial Instruments - Financial Assets and Liabilities at Fair Value (Details) - JPY (¥) ¥ in Millions	Mar. 31, 2021	Mar. 31, 2020
Measured at fair value through profit or loss
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities	¥ 42,579	¥ 64,394
Measured at fair value through profit or loss | Derivative financial instruments
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities	12,116	13,673
Measured at fair value through profit or loss | Financial liabilities associated with contingent consideration arrangements
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities	27,770	41,664
Measured at fair value through profit or loss | Lease liabilities
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities	436,412	369,459
Measured at fair value through profit or loss | Other
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities	2,693	9,057
Measured at fair value through profit or loss | Trade and other payables
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities	343,838	318,816
Derivative hedging instruments | Cash flow hedges
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities	84,975	38,916
Derivative hedging instruments | Derivative financial instruments | Cash flow hedges
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities	84,975	38,916
Financial liabilities measured at fair value
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities	127,554	103,310
Financial liabilities measured at fair value | Derivative financial instruments
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities	97,091	52,589
Financial liabilities measured at fair value | Financial liabilities associated with contingent consideration arrangements
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities	27,770	41,664
Financial liabilities measured at fair value | Other
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities	2,693	9,057
Other financial liabilities
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities	5,617,385	5,803,645
Other financial liabilities | Lease liabilities
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities	436,412	369,459
Other financial liabilities | Lease liabilities | Cash flow hedges
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities	436,412	369,459
Other financial liabilities | Other
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities	201,764	22,066
Other financial liabilities | Other | Cash flow hedges
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities	201,764	22,066
Other financial liabilities | Trade and other payables
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities	343,838	318,816
Other financial liabilities | Trade and other payables | Cash flow hedges
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities	343,838	318,816
Other financial liabilities | Bonds and loans
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities	4,635,371	5,093,304
Other financial liabilities | Bonds and loans | Cash flow hedges
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities	4,635,371	5,093,304
Measured at fair value through other comprehensive income
Disclosure of financial assets and liabilities [Line Items]
Financial assets	145,070	127,455
Measured at fair value through other comprehensive income | Equity instruments
Disclosure of financial assets and liabilities [Line Items]
Financial assets	145,070	127,455
Measured at fair value through profit or loss
Disclosure of financial assets and liabilities [Line Items]
Financial assets	101,016	128,472
Measured at fair value through profit or loss | Derivative financial instruments
Disclosure of financial assets and liabilities [Line Items]
Financial assets	62,594	25,509
Measured at fair value through profit or loss | Investments in convertible notes
Disclosure of financial assets and liabilities [Line Items]
Financial assets	12,176	9,418
Measured at fair value through profit or loss | Investments in debt instruments
Disclosure of financial assets and liabilities [Line Items]
Financial assets	800	1,029
Measured at fair value through profit or loss | Financial assets associated with contingent consideration arrangements
Disclosure of financial assets and liabilities [Line Items]
Financial assets	25,446	92,516
Derivative hedging instruments
Disclosure of financial assets and liabilities [Line Items]
Financial assets	1,506	120
Derivative hedging instruments | Derivative financial instruments
Disclosure of financial assets and liabilities [Line Items]
Financial assets	1,506	120
Financial assets measured at fair value
Disclosure of financial assets and liabilities [Line Items]
Financial assets	247,592	256,047
Financial assets measured at fair value | Equity instruments
Disclosure of financial assets and liabilities [Line Items]
Financial assets	145,070	127,455
Financial assets measured at fair value | Derivative financial instruments
Disclosure of financial assets and liabilities [Line Items]
Financial assets	64,100	25,629
Financial assets measured at fair value | Investments in convertible notes
Disclosure of financial assets and liabilities [Line Items]
Financial assets	12,176	9,418
Financial assets measured at fair value | Investments in debt instruments
Disclosure of financial assets and liabilities [Line Items]
Financial assets	800	1,029
Financial assets measured at fair value | Financial assets associated with contingent consideration arrangements
Disclosure of financial assets and liabilities [Line Items]
Financial assets	25,446	92,516
Financial assets measured at amortized cost
Disclosure of financial assets and liabilities [Line Items]
Financial assets	1,774,201	1,416,515
Financial assets measured at amortized cost | Other
Disclosure of financial assets and liabilities [Line Items]
Financial assets	24,888	21,896
Financial assets measured at amortized cost | Trade and other receivables
Disclosure of financial assets and liabilities [Line Items]
Financial assets	783,091	757,005
Financial assets measured at amortized cost | Cash and cash equivalents
Disclosure of financial assets and liabilities [Line Items]
Financial assets	¥ 966,222	¥ 637,614